UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-04719

The TETON Westwood Funds
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Mid-Cap Equity Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Intermediate Bond Fund

First Quarter Report

December 31, 2016

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares								Class A Shares
	Average Annual Returns – December 31, 2016 (a)								Average Annual Returns –December 31, 2016 (a)(b)(d)
								Expense								Expense
								Ratio after								Ratio after
							Gross	Adviser							Gross	Adviser
						Since	Expense	Reimburse-						Since	Expense	Reimburse-
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception	Ratio	ments	Quarter	1 Year	5 Year	10 Year	15 Year	Inception	Ratio	ments
Mighty MitesSM	9.41%	22.08%	13.90%	9.20%	10.70%	11.54%	1.42%	1.42%	4.99%	16.93%	12.69%	8.50%	10.14%	11.08%	1.67%	1.67%
SmallCap Equity	10.87	31.13	12.84	7.18	6.76	7.80	1.79	1.50	6.30	25.50	11.63	6.48	6.25	7.41	2.04	1.75
Mid-Cap Equity	(1.27)	6.53	—	—	—	6.05	3.26	1.05	(5.23)	2.05	—	—	—	4.60	3.44	1.30
Convertible Securities	0.43	6.32	8.06	3.46	7.54	6.93	2.74	1.15	(3.73)	1.69	6.92	2.78	6.98	6.49	2.99	1.40
Equity	4.43	10.30	12.74	5.45	6.51	9.89	1.63	1.63	0.14	5.61	11.56	4.77	5.95	9.52	1.88	1.88
Balanced	1.77	6.96	8.35	4.88	5.68	8.28	1.35	1.35	(2.29)	2.48	7.21	4.20	5.13	7.84	1.60	1.60
Intermediate Bond	(2.87)	1.51	0.73	2.89	3.20	4.59	1.44	1.02	(6.74)	(2.72)	(0.21)	2.35	2.82	4.35	1.54	1.12

	Class C Shares								Class I Shares
	Average Annual Returns – December 31, 2016 (a)(c)(d)								Average Annual Returns – December 31, 2016 (a)(d)
								Expense								Expense
								Ratio after								Ratio after
							Gross	Adviser							Gross	Adviser
						Since	Expense	Reimburse-						Since	Expense	Reimburse-
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception	Ratio	ments	Quarter	1 Year	5 Year	10 Year	15 Year	Inception	Ratio	ments
Mighty MitesSM	8.23%	20.14%	13.05%	8.39%	9.87%	10.85%	2.17%	2.17%	9.49%	22.37%	14.18%	9.44%	10.86%	11.67%	1.17%	1.17%
SmallCap Equity	9.65	29.14	11.99	6.38	5.90	7.14	2.54	2.25	10.92	31.45	13.13	7.42	6.92	7.92	1.54	1.25
Mid-Cap Equity	(2.46)	4.74	—	—	—	5.26	3.98	1.80	(1.17)	7.04	—	—	—	6.39	3.00	0.80
Convertible Securities	(0.80)	4.41	7.26	2.69	6.83	6.38	3.49	1.90	0.49	6.52	8.33	3.69	7.70	7.06	2.49	0.90
Equity	3.21	8.51	11.91	4.67	5.71	9.39	2.38	2.38	4.45	10.52	12.99	5.67	6.66	9.97	1.38	1.38
Balanced	0.57	5.08	7.54	4.11	4.89	7.71	2.10	2.10	1.95	7.27	8.62	5.12	5.84	8.38	1.10	1.10
Intermediate Bond	(4.01)	(0.29)	(0.03)	2.29	2.45	4.12	2.19	1.77	(2.80)	1.80	0.97	3.10	3.35	4.68	1.19	0.77

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. For the SmallCap Equity, Mid-Cap Equity, Convertible Securities, and Intermediate Bond Funds (and for the Mighty Mites FundSM through September 30, 2005), Teton Advisors, Inc.,”the Adviser”, reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2017 and are renewable annually by the Adviser. The Funds, except for the Equity, Balanced, and Intermediate Bond Funds, imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)

The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares, except for Mid-Cap Equity Fund. The performance for all share classes of Mid-Cap Equity Fund is based on the Fund’s inception date of May 31, 2013. The performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Mighty MitesSM	05/11/98	11/26/01	08/03/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	11/26/01	01/11/08
Mid-Cap Equity	05/31/13	05/31/13	05/31/13	05/31/13
Convertible Securities	09/30/97	05/09/01	11/26/01	01/11/08
Equity	01/02/87	01/28/94	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	09/25/01	01/11/08
Intermediate Bond	10/01/91	07/26/01	10/22/01	01/11/08

The TETON Westwood Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments — December 31, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 88.3%
	Aerospace and Defense — 1.9%
1,208,900	Aerojet Rocketdyne Holdings Inc.†	$21,699,755
123,000	Innovative Solutions & Support Inc.†	409,590
7,000	Kratos Defense & Security Solutions Inc.†	51,800

		22,161,145

	Agriculture — 0.2%
225	J.G. Boswell Co.	142,875
112,120	Limoneira Co.	2,411,701

		2,554,576

	Airlines — 0.3%
62,000	American Airlines Group Inc.	2,894,780
225,000	American Airlines Group Inc., Escrow†	292,500

		3,187,280

	Automotive — 0.5%
27,200	Lithia Motors Inc., Cl. A	2,633,776
20,000	Navistar International Corp.†	627,400
66,500	Sonic Automotive Inc., Cl. A	1,522,850
70,000	Wabash National Corp.	1,107,400

		5,891,426

	Automotive: Parts and Accessories — 3.5%
6,000	China Automotive Systems Inc.†	32,160
105,000	Dana Inc.	1,992,900
400,000	Federal-Mogul Holdings Corp.†	4,124,000
13,400	Gentherm Inc.†	453,590
20,000	Jason Industries Inc.†	36,000
196,600	Modine Manufacturing Co.†	2,929,340
24,000	Motorcar Parts of America Inc.†	646,080
60,000	Puradyn Filter Technologies Inc.†	4,800
73,000	Shiloh Industries Inc.†	504,430
122,200	Standard Motor Products Inc.	6,503,484
176,700	Strattec Security Corp.	7,121,010
483,883	Superior Industries International Inc.	12,750,317
37,000	Tenneco Inc.†	2,311,390
35,000	Titan International Inc.	392,350
33,425	Tower International Inc.	947,599

		40,749,450

	Aviation: Parts and Services — 1.2%
13,500	Astronics Corp.†	456,840
19,019	Astronics Corp., Cl. B†	640,940
125,642	Ducommun Inc.†	3,211,410
197,301	Kaman Corp.	9,653,938

		13,963,128

	Broadcasting — 1.4%
614,200	ACME Communications Inc.†	26,718
731,000	Beasley Broadcast Group Inc., Cl. A(a)	4,532,200
4,750	Cumulus Media Inc., Cl. A†	4,845
83,700	Entercom Communications Corp., Cl. A	1,280,610
257,500	Gray Television Inc.†	2,793,875
80,042	Gray Television Inc., Cl. A†	832,437
8,300	Hemisphere Media Group Inc.†	92,960
620,008	Salem Media Group Inc.	3,875,050
33,000	Sinclair Broadcast Group Inc., Cl. A	1,100,550
94,000	Townsquare Media Inc., Cl. A†	978,540
41,675	Videocon d2h Ltd., ADR†	346,319

		15,864,104

	Building and Construction — 1.9%
81,300	Armstrong Flooring Inc.†	1,618,683
141,000	Gibraltar Industries Inc.†	5,872,650
2,500	Herc Holdings Inc.†	100,400
866,000	Huttig Building Products Inc.†	5,724,260
107,074	MYR Group Inc.†	4,034,548

Shares		Market Value

99,300	The Monarch Cement Co.	$4,667,100

		22,017,641

	Business Services — 3.3%
250,079	Ascent Capital Group Inc., Cl. A†	4,066,285
1,250	Cenveo Inc.†	8,737
1,596	Du-Art Film Labs Inc.†	269,724
705,520	Edgewater Technology Inc.†(a)	5,291,400
101,271	GP Strategies Corp.†	2,896,351
23,300	ICF International Inc.†	1,286,160
1,400,000	Internap Corp.†	2,156,000
32,029	KAR Auction Services Inc.	1,365,076
8,000	Landauer Inc.	384,800
50,000	Lavendon Group plc	162,678
16,000	Macquarie Infrastructure Corp.	1,307,200
4,560	Matthews International Corp., Cl. A	350,436
20,000	McGrath RentCorp.	783,800
115,000	MDC Partners Inc., Cl. A	753,250
1,650,000	ModusLink Global Solutions Inc.†	2,409,000
3,000	Pendrell Corp.†	20,250
241,772	PFSweb Inc.†	2,055,062
172,359	PRGX Global Inc.†	1,016,918
322,800	Pure Technologies Ltd.	1,154,016
50,216	Safeguard Scientifics Inc.†	675,405
235,000	Scientific Games Corp., Cl. A†	3,290,000
500	Stamps.com Inc.†	57,325
112,001	Team Inc.†	4,396,044
15,000	Trans-Lux Corp.†	33,750
37,282	Viad Corp.	1,644,136

		37,833,803

	Closed-End Business Development Company — 0.1%
109,000	MVC Capital Inc.	935,220

	Communications Equipment — 0.3%
439,298	Communications Systems Inc.	2,033,950
275,000	Extreme Networks Inc.†	1,383,250
30,000	ViewCast.com Inc.†	60

		3,417,260

	Computer Hardware — 0.0%
5,000	Violin Memory Inc.†	190

	Computer Software and Services — 2.6%
189,113	American Software Inc., Cl. A	1,953,537
65,000	Avid Technology Inc.†	286,000
317,000	Callidus Software Inc.†	5,325,600
79,687	Carbonite Inc.†	1,306,867
1,600	Cinedigm Corp., Cl. A†	2,304
5,000	CommerceHub Inc., Cl. A†	75,050
5,000	CommerceHub Inc., Cl. C†	75,150
100,032	comScore Inc.†	3,159,011
30,000	Datawatch Corp.†	165,000
66,101	Digi International Inc.†	908,889
695,250	EarthLink Holdings Corp.	3,921,210
800,000	FalconStor Software Inc.†	359,920
1,410	Gemalto NV	81,515
10,000	Genius Brands International Inc.†	54,102
459,202	Global Sources Ltd.†	4,063,938
20,000	GSE Systems Inc.†	70,000
360,105	Guidance Software Inc.†	2,549,543
144,267	iGO Inc.†	405,390
458,356	Lionbridge Technologies Inc.†	2,658,465
10,000	Materialise NV, ADR†	76,700
35,500	Mercury Systems Inc.†	1,072,810
67,500	Mitek Systems Inc.†	415,125
5,502	MTS Systems Corp.	311,963
2,000	Qualstar Corp.†	5,840
194,803	Qumu Corp.†	463,631
3,400	Tyler Technologies Inc.†	485,418

		30,252,978

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Consumer Products — 2.4%
127,200	Acme United Corp.	$3,253,776
156,000	Bassett Furniture Industries Inc.	4,742,400
2,000	Brunswick Corp.	109,080
65,687	Callaway Golf Co.	719,930
400,000	Goodbaby International Holdings Ltd.	191,373
10,000	Johnson Outdoors Inc., Cl. A	396,900
11,400	Lakeland Industries Inc.†	118,560
805,000	Marine Products Corp.	11,165,350
13,000	MarineMax Inc.†	251,550
1,200	National Presto Industries Inc.	127,680
85,031	Nautilus Inc.†	1,573,073
128,300	Oil-Dri Corp. of America	4,902,343
5,700	PC Group Inc.†	29
10,000	Sequential Brands Group Inc.†	46,801
22,000	Stanley Furniture Co Inc.	19,804
10,400	Syratech Corp.†	31

		27,618,680

	Consumer Services — 0.6%
465,500	1-800-Flowers.com Inc., Cl. A†	4,980,850
5,100	Angie’s List Inc.†	41,973
55,000	Bowlin Travel Centers Inc.†	92,950
800	Collectors Universe Inc.	16,984
74,991	XO Group Inc.†	1,458,575

		6,591,332

	Diversified Industrial — 11.1%
25,000	A.M. Castle & Co.†	6,300
74,492	AEP Industries Inc.	8,648,521
9,292	American Railcar Industries Inc.	420,835
440,000	Ampco-Pittsburgh Corp.	7,370,000
249,000	Burnham Holdings Inc., Cl. A(a)	3,921,750
105,122	Chase Corp.	8,782,943
115,500	Columbus McKinnon Corp.	3,123,120
446,598	FormFactor Inc.†	5,001,898
34,600	Graham Corp.	766,390
422,703	Griffon Corp.	11,074,819
17,095	Handy & Harman Ltd.†	436,777
25,000	Haulotte Group SA	370,008
30,000	Haynes International Inc.	1,289,700
7,000	Innophos Holdings Inc.	365,820
314,509	Insignia Systems Inc.	751,676
232,030	Intevac Inc.†	1,983,857
87,649	John Bean Technologies Corp.	7,533,432
10,000	K2M Group Holdings Inc.†	200,400
269,000	Katy Industries Inc.†	104,829
94,000	L.B. Foster Co., Cl. A	1,278,400
264,714	Lawson Products Inc.†	6,300,193
70,000	LSB Industries Inc.†	589,400
120,449	Lydall Inc.†	7,449,771
9,500	MSA Safety Inc.	658,635
607,900	Myers Industries Inc.	8,692,970
227,211	Napco Security Technologies Inc.†	1,931,293
169,500	Park-Ohio Holdings Corp.	7,220,700
350,000	Playmates Holdings Ltd.	458,572
25,080	Raven Industries Inc.	632,016
66,666	Rubicon Ltd.†	10,189
18,699	RWC Inc.†	259,823
493,604	Sevcon Inc.†(a)	4,210,442
25,000	Sevcon Inc.(a)	213,487
28,000	Standex International Corp.	2,459,800
604,000	Steel Partners Holdings LP	9,362,000
375,000	Tredegar Corp.	9,000,000
310,000	Twin Disc Inc.†	4,526,000

		127,406,766

	Educational Services — 0.0%
500,587	Corinthian Colleges Inc.†	501

Shares		Market Value

68,000	Universal Technical Institute Inc.	$197,880

		198,381

	Electronics — 3.9%
33,000	Alliance Semiconductor Corp.†	26,087
28,000	Badger Meter Inc.	1,034,600
172,800	Bel Fuse Inc., Cl. A(a)	4,373,568
345,500	CTS Corp.	7,739,200
70,000	Daktronics Inc.	749,000
49,789	Electro Scientific Industries Inc.†	294,751
63,771	EMRISE Corp.†	12,754
32,000	IMAX Corp.†	1,004,800
20,000	Iteris Inc.†	72,800
184,000	Kimball Electronics Inc.†	3,348,800
185,000	Kopin Corp.†	525,400
34,300	Mesa Laboratories Inc.	4,210,325
33,800	Methode Electronics Inc.	1,397,630
411,930	MOCON Inc.(a)	8,032,635
52,100	MoSys Inc.†	11,988
131,528	Park Electrochemical Corp.	2,452,997
78,000	Schmitt Industries Inc.†	128,700
7,037	Sparton Corp.†	167,832
257,815	Stoneridge Inc.†	4,560,747
12,000	Stratasys Ltd.†	198,480
157,000	Ultra Clean Holdings†	1,522,900
25,000	Ultralife Corp.†	123,750
99,500	Ultratech Inc.†	2,386,010

		44,375,754

	Energy and Utilities: Alternative Energy — 0.0%
39,200	JA Solar Holdings Co. Ltd., ADR†	186,592

	Energy and Utilities: Integrated — 0.5%
89,440	Broadwind Energy Inc.†	361,785
135,100	Headwaters Inc.†	3,177,552
36,000	MGE Energy Inc.	2,350,800

		5,890,137

	Energy and Utilities: Natural Gas — 0.8%
260,000	Alvopetro Energy Ltd.†	45,507
33,750	Chesapeake Utilities Corp.	2,259,563
90,570	Corning Natural Gas Holding Corp.	1,720,830
105,000	Delta Natural Gas Co. Inc.	3,079,650
35,000	Gas Natural Inc.	439,250
400,181	Gulf Coast Ultra Deep Royalty Trust†	58,026
43,600	RGC Resources Inc.	1,097,412
2,333	US Energy Corp. Wyoming†	2,987
10,000	Whitecap Resources Inc.	90,567

		8,793,792

	Energy and Utilities: Oil — 0.4%
244,844	Callon Petroleum Co.†	3,763,252
57,900	Tesco Corp.†	477,675

		4,240,927

	Energy and Utilities: Services — 0.4%
3,000	Archer Ltd.†	4,377
18,000	Dawson Geophysical Co.†	144,720
25,300	Flotek Industries Inc.†	237,567
77	Key Energy Services Inc.†	2,436
225,000	Layne Christensen Co.†	2,445,750
87,500	RPC Inc.	1,733,375
7,100	Subsea 7 SA, ADR†	89,425

		4,657,650

	Energy and Utilities: Water — 1.1%
24,226	Artesian Resources Corp., Cl. A	773,778
45,174	Cadiz Inc.†	564,675
24,800	California Water Service Group	840,720
4,000	Connecticut Water Service Inc.	223,400
66,000	Consolidated Water Co. Ltd.	716,100

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Water (Continued)
68,000	Energy Recovery Inc.†	$703,800
29,933	Middlesex Water Co.	1,285,323
20,000	Mueller Water Products Inc., Cl. A	266,200
100,606	SJW Group	5,631,924
44,037	The York Water Co.	1,682,213

		12,688,133

	Entertainment — 2.3%
368,100	Canterbury Park Holding Corp.(a)	3,828,240
619,556	Dover Motorsports Inc.	1,424,979
717,763	Entravision Communications Corp., Cl. A	5,024,341
799,104	Media General Inc.†	15,047,128
211,000	RLJ Entertainment Inc.†	337,601
50,000	SFX Entertainment Inc.†	0
275,000	Sportech plc†	297,395
34,000	World Wrestling Entertainment Inc., Cl. A	625,600

		26,585,284

	Environmental Control — 0.7%
7,500	BioteQ Environmental Technologies Inc.†	251
595,228	Casella Waste Systems Inc., Cl. A†	7,386,779
15,718	Ceco Environmental Corp.	219,266
107,700	Hudson Technologies Inc.†	862,677
50	Primo Water Corp.†	614
200	Primo Water Corp., Escrow†	2,456

		8,472,043

	Equipment and Supplies — 6.0%
17,000	Amtech Systems Inc.†	72,250
20,000	AZZ Inc.	1,278,000
162,400	CIRCOR International Inc.	10,536,512
304,500	Core Molding Technologies Inc.†	5,209,995
740,000	Federal Signal Corp.	11,551,400
440,000	Interpump Group SpA	7,202,257
676,000	Kimball International Inc., Cl. B	11,870,560
20,000	Maezawa Kyuso Industries Co. Ltd.	260,449
2,000	Neff Corp., Cl. A†	28,200
20,103	Powell Industries Inc.	784,017
331,022	The Eastern Co.(a)	6,918,360
123,000	The Gorman-Rupp Co.	3,806,850
41,800	The Greenbrier Companies Inc.	1,736,790
322,177	The L.S. Starrett Co., Cl. A(a)	2,996,246
115,933	Titan Machinery Inc.†	1,689,144
133,200	TransAct Technologies Inc.	879,120
103,000	Vicor Corp.†	1,555,300

		68,375,450

	Financial Services — 6.2%
49,400	Anchor Bancorp.†	1,343,680
20,000	Atlantic American Corp.	82,000
17,000	Berkshire Bancorp Inc.	157,250
9,246	Berkshire Hills Bancorp Inc.	340,715
4,533	BKF Capital Group Inc.†	38,300
75	Burke & Herbert Bank and Trust Co.	150,750
4	Capital Financial Holdings Inc.	5,620
6,791	Capitol Federal Financial Inc.	111,780
18,200	Citizens & Northern Corp.	476,840
102,339	CoBiz Financial Inc.	1,728,506
28,800	Crazy Woman Creek Bancorp Inc.	482,400
35,800	Dime Community Bancshares Inc.	719,580
1,122	Farmers & Merchants Bank of Long Beach	7,657,650
40,000	Farmers National Banc Corp.	568,000
11,418	Fidelity Southern Corp.	270,264
32,000	First Internet Bancorp	1,024,000
587,600	Flushing Financial Corp.	17,269,564
10	Guaranty Corp., Cl. A†	400,000
183,860	Hallmark Financial Services Inc.†	2,138,292
15,000	Hancock Holding Co.	646,500
13,800	Heritage Commerce Corp.	199,134

Shares		Market Value

30,000	HomeStreet Inc.†	$948,000
80,547	Hope Bancorp Inc.	1,763,172
90,843	KKR & Co. LP	1,398,074
20,200	LendingTree Inc.†	2,047,270
110,000	Medallion Financial Corp.	332,200
200,000	Monitise plc†	7,111
8,255	New York Community Bancorp Inc.	131,337
4,197	Northrim BanCorp Inc.	132,625
21,300	OceanFirst Financial Corp.	639,639
40,000	Oritani Financial Corp.	750,000
160,000	Pzena Investment Management Inc., Cl. A	1,777,600
36,971	Renasant Corp.	1,560,916
3,940	Security National Corp.	393,980
8,842	SI Financial Group Inc.	136,167
85,000	Silvercrest Asset Management Group Inc., Cl. A	1,117,750
4,100	Southeastern Bank Financial Corp.	260,186
20,594	Southwest Bancorp Inc.	597,226
685,000	Sprott Inc.	1,280,565
20,700	State Bank Financial Corp.	556,002
440,500	Steel Excel Inc.†	6,686,790
122,503	Sterling Bancorp	2,866,570
65,000	TheStreet Inc.	55,250
2,000	Thomasville Bancshares Inc.	72,000
10,000	TriState Capital Holdings Inc.†	221,000
55,000	TrustCo Bank Corp NY	481,250
127,100	United Financial Bancorp Inc.	2,308,136
33,089	Value Line Inc.	645,235
45,900	Washington Trust Bancorp Inc.	2,572,695
82,200	Waterstone Financial Inc.	1,512,480
87,100	Western New England Bancorp Inc.	814,385
395,000	Wright Investors’ Service Holdings Inc.†	248,850
13,200	Xenith Bankshares Inc.†	372,240
35,000	Yadkin Financial Corp.	1,199,100

		71,696,626

	Food and Beverage — 4.3%
87,600	Andrew Peller Ltd., Cl. A	763,356
60,000	Calavo Growers Inc.	3,684,000
110,000	Cott Corp.	1,246,300
520,000	Crimson Wine Group Ltd.†	4,872,400
195,913	Farmer Brothers Co.†	7,190,007
1,631	Hanover Foods Corp., Cl. A	154,945
300	Hanover Foods Corp., Cl. B	30,600
352,331	Inventure Foods Inc.†	3,470,460
80,000	Iwatsuka Confectionery Co. Ltd.	2,796,150
1,500	J & J Snack Foods Corp.	200,145
22,531	John B Sanfilippo & Son Inc.	1,585,957
155,300	Lifeway Foods Inc.†	1,787,503
171,100	Massimo Zanetti Beverage Group SpA	1,250,857
66,500	MGP Ingredients Inc.	3,323,670
15,600	Rock Field Co. Ltd.	211,426
5,900	Scheid Vineyards Inc., Cl. A†	182,782
243,600	Snyder’s-Lance Inc.	9,339,624
300,000	SunOpta Inc.†	2,115,000
8,500	The Boston Beer Co. Inc., Cl. A†	1,443,725
80,000	The Hain Celestial Group Inc.†	3,122,400
270,000	Tingyi (Cayman Islands) Holding Corp.	328,338
295,000	Vitasoy International Holdings Ltd.	592,701
23,000	Willamette Valley Vineyards Inc.†	184,230

		49,876,576

	Health Care — 7.2%
32,960	Accuray Inc.†	151,616
2,600	AcelRx Pharmaceuticals Inc.†	6,760
5,000	Achillion Pharmaceuticals Inc.†	20,650
12,700	Alere Inc.†	494,919
24,000	AngioDynamics Inc.†	404,880
341,461	Biolase Inc.†	478,045
960,000	BioScrip Inc.†	998,400
500	BioSpecifics Technologies Corp.†	27,850

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
143,100	BioTelemetry Inc.†	$3,198,285
8,200	Boiron SA	726,535
89,000	Cantel Medical Corp.	7,008,750
111,100	Cardiovascular Systems Inc.†	2,689,731
10,000	CareDx Inc.†	27,000
70,000	Cempra Inc.†	196,000
115,000	Cogentix Medical Inc.†	231,150
324,000	Cutera Inc.†	5,621,400
1,000	Dextera Surgical Inc.†	960
87,500	Electromed Inc.†	339,500
232,473	Exactech Inc.†	6,346,513
190,000	Exelixis Inc.†	2,832,900
42,000	Genesis Healthcare Inc.†	178,500
1,000	Harvard Bioscience Inc.†	3,050
35,000	Heska Corp.†	2,506,000
4,022	ICU Medical Inc.†	592,642
633,835	InfuSystems Holdings Inc.†	1,616,279
23,000	Integer Holdings Corp.†	677,350
178,617	IntriCon Corp.†	1,232,457
140,000	Meridian Bioscience Inc.	2,478,000
122,750	Neogen Corp.†	8,101,500
181,407	NeoGenomics Inc.†	1,554,658
185,000	Nutraceutical International Corp.	6,465,750
3,333	Nuvectra Corp.†	16,767
7,500	Omega Protein Corp.†	187,875
44,612	Omnicell Inc.†	1,512,347
238,000	OPKO Health Inc.†	2,213,400
45,200	Orthofix International NV†	1,635,336
45,000	Pain Therapeutics Inc.†	25,659
200	PhotoMedex Inc.†	440
2,500	PreMD Inc.†	0
147,061	Quidel Corp.†	3,150,047
66,000	RTI Surgical Inc.†	214,500
213,500	Special Diversified Opportunities Inc.†	198,555
276,792	SurModics Inc.†	7,030,517
101,249	Syneron Medical Ltd.†	850,492
2,000	Targanta Therapeutics Corp., Escrow†	640
30,000	Tetraphase Pharmaceuticals Inc.†	120,900
5,000	Titan Medical Inc.†	1,200
140,000	Trinity Biotech plc, ADR†	968,800
77,400	United-Guardian Inc.	1,199,700
5,174	Utah Medical Products Inc.	376,409
19,800	Vascular Solutions Inc.†	1,110,780
300,000	Zealand Pharma A/S†	4,523,894

		82,546,288

	Hotels and Gaming — 2.8%
71,800	Boyd Gaming Corp.†	1,448,206
63,540	Churchill Downs Inc.	9,559,593
130,000	Dover Downs Gaming & Entertainment Inc.†	133,900
79,000	Eldorado Resorts Inc.†	1,339,050
3,001	Empire Resorts Inc.†	68,269
445,101	Full House Resorts Inc.†	1,068,241
493,583	Golden Entertainment Inc.	5,977,290
3,935	Intrawest Resorts Holdings Inc.†	70,240
10,000	Ryman Hospitality Properties Inc.	630,100
369,812	The Marcus Corp.	11,649,078

		31,943,967

	Machinery — 3.7%
308,000	Astec Industries Inc.	20,777,680
2,001	Capstone Turbine Corp.†	1,361
6,300	DMG Mori AG	286,225
12,200	DXP Enterprises Inc.†	423,828
537,000	Gencor Industries Inc.†	8,430,900
27,000	Global Power Equipment Group Inc.†	127,440
6,000	Hardinge Inc.	66,480
130,607	Key Technology Inc.†	1,522,878
15,164	Lindsay Corp.	1,131,386

Shares		Market Value

49,300	Tennant Co.	$3,510,160
44,400	The Middleby Corp.†	5,719,164

		41,997,502

	Manufactured Housing and Recreational Vehicles — 0.9%
57,500	Cavco Industries Inc.†	5,741,375
141,459	Nobility Homes Inc.†	2,368,731
47,796	Skyline Corp.†	738,926
61,000	Winnebago Industries Inc.	1,930,650

		10,779,682

	Metals and Mining — 1.4%
70,000	5N Plus Inc.†	93,323
10,000	Alkane Resources Ltd.†	2,454
175,800	Materion Corp.	6,961,680
760,000	Osisko Gold Royalties Ltd.	7,409,526
25,001	Peabody Energy Corp.†	125,003
900,000	Tanami Gold NL†	43,516
54,000	TimkenSteel Corp.†	835,920

		15,471,422

	Paper and Forest Products — 0.2%
25,700	Keweenaw Land Association Ltd.†	2,531,450

	Publishing — 1.6%
20,000	AH Belo Corp., Cl. A	127,000
10,000	Cambium Learning Group Inc.†	49,900
200,000	Il Sole 24 Ore SpA†	77,581
906,048	The E.W. Scripps Co., Cl. A†	17,513,908
26,257	tronc Inc.	364,185

		18,132,574

	Real Estate — 2.1%
200,000	Ambase Corp.†	188,000
8,000	Bresler & Reiner Inc.†	1,600
107,950	Capital Properties Inc., Cl. A†	1,457,325
109,000	Cohen & Steers Inc.	3,662,400
60,000	DREAM Unlimited Corp., Cl. A†	302,089
24,000	FRP Holdings Inc.†	904,800
219,017	Griffin Industrial Realty Inc.	6,949,409
12,031	Gyrodyne LLC	220,167
8,231	Holobeam Inc.†	190,136
359,623	Reading International Inc., Cl. A†	5,969,742
70,281	Reading International Inc., Cl. B†	1,326,905
2,508	Royalty LLC†	255
134,000	Tejon Ranch Co.†	3,407,620

		24,580,448

	Restaurants — 2.1%
13,183	Biglari Holdings Inc.†	6,238,196
70,000	Denny’s Corp.†	898,100
35,400	Jamba Inc.†	364,620
202,834	Nathan’s Famous Inc.†	13,163,927
51,000	The Cheesecake Factory Inc.	3,053,880

		23,718,723

	Retail — 1.9%
48,000	Aaron’s Inc.	1,535,520
95,000	Big 5 Sporting Goods Corp.	1,648,250
30,000	Destination XL Group Inc.†	127,500
25,496	Ethan Allen Interiors Inc.	939,528
289,200	EVINE Live Inc.†	433,800
168,000	Ingles Markets Inc., Cl. A	8,080,800
55,000	Lands’ End Inc.†	833,250
59,000	La-Z-Boy Inc.	1,831,950
15,000	Movado Group Inc.	431,250
30,000	Pier 1 Imports Inc.	256,200
29,605	Rush Enterprises Inc., Cl. A†	944,399
104,005	Rush Enterprises Inc., Cl. B†	3,210,634
6,000	SpartanNash Co.	237,240
228,000	The Bon-Ton Stores Inc.†	335,160

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Retail (Continued)
11,096	Tuesday Morning Corp.†	$59,918
42,581	Village Super Market Inc., Cl. A	1,315,753
600	Winmark Corp.	75,690

		22,296,842

	Semiconductors — 0.4%
185,100	Entegris Inc.†	3,313,290
93,700	IXYS Corp.	1,115,030

		4,428,320

	Specialty Chemicals — 2.9%
35,000	A. Schulman Inc.	1,170,750
85,000	Chemtura Corp.†	2,822,000
1,186,000	Ferro Corp.†	16,995,380
267,226	General Chemical Group Inc.†(a)	3,474
148,000	Hawkins Inc.	7,984,600
2,000	KMG Chemicals Inc.	77,780
4,100	Minerals Technologies Inc.	316,725
134,000	Navigator Holdings Ltd.†	1,246,200
260,000	OMNOVA Solutions Inc.†	2,600,000
10,000	Takasago International Corp.	264,385

		33,481,294

	Telecommunications — 3.2%
51,800	ATN International Inc.	4,150,734
270,023	Cincinnati Bell Inc.†	6,035,014
39,801	Consolidated Communications Holdings Inc.	1,068,657
20,000	Frequency Electronics Inc.†	216,000
714,117	HC2 Holdings Inc.†	4,234,714
652	Horizon Telecom Inc., Cl. B†	11,501
12,000	Iridium Communications Inc.†	115,200
90,000	Ixia†	1,449,000
57,500	New ULM Telecom Inc.	553,437
4,100	North State Telecommunications Corp., Cl. A	262,400
521,335	ORBCOMM Inc.†	4,311,440
5,788	Preformed Line Products Co.	336,399
490,000	Shenandoah Telecommunications Co.	13,377,000
6,200	Straight Path Communications Inc., Cl. B†	210,242

		36,331,738

	Transportation — 0.0%
30,000	Dakota Plains Holdings Inc.†	126
15,000	Patriot Transportation Holding Inc.†	349,500
8,200	PHI Inc.†	140,220
1	Trailer Bridge Inc.†	465

		490,311

	TOTAL COMMON STOCKS	1,015,212,885

	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.2%
59,000	Jungheinrich AG	1,693,025

	Health Care — 0.0%
3,034	BioScrip Inc. †	96,576

	TOTAL PREFERRED STOCKS	1,789,601

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	Business Services — 0.0%
364	Trans-Lux Pfd., Ser. B	8,305

	Diversified Industrial — 0.2%
88,937	Sevcon Inc., 4.000%, Ser. A (a)	2,278,433

	Energy and Utilities — 0.0%
15,095	Corning Natural Gas Holding Corp., 4.800%, Ser. B	286,691

Shares		Market Value

	Food and Beverage — 0.0%
500	Seneca Foods Corp., Ser. 2003	$20,025

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,593,454

	RIGHTS — 0.0%
	Health Care — 0.0%
300,000	Adolor Corp., CPR, expire 07/01/19†	156,000
400,000	Sanofi, CVR, expire 12/31/20†	152,000
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†	0

	TOTAL RIGHTS	308,000

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
12,500	Sevcon Inc., expire 07/11/21†(a)	47,208

	Energy and Utilities — 0.0%
86	Key Energy Services, expire 12/15/20†	0
86	Key Energy Services, expire 12/15/21†	0
360,000	Kinder Morgan Inc., expire 05/25/17†	1,980

		1,980

	Environmental Control — 0.0%
200	Primo Water Corp., expire 12/31/21†	43

	Health Care — 0.0%
8,737	BioScrip Inc., Cl. A, expire 07/27/25†	2,956
8,737	BioScrip Inc., Cl. B, expire 07/27/25†	2,936

		5,892

	Transportation — 0.0%
2	Trailer Bridge Inc., Ser. A, expire 04/02/17†	0
2	Trailer Bridge Inc., Ser. B, expire 04/02/17†	0

		0

	TOTAL WARRANTS	55,123

Principal Amount

	CORPORATE BONDS — 0.0%
	Real Estate — 0.0%
$ 36,774	Capital Properties Inc., 5.000%, 12/31/22	36,774

	CONVERTIBLE CORPORATE BONDS — 0.0%
	Entertainment — 0.0%
100,000	THQ Inc., 5.000%, 08/15/14†(b)	7,000

	U.S. GOVERNMENT OBLIGATIONS — 11.3%
129,315,000	U.S. Treasury Bills,
	0.290% to 0.662%††,
	01/05/17 to 06/29/17	129,200,385

	TOTAL INVESTMENTS — 100.0%
	(Cost $740,079,295)	$1,149,203,222

	Aggregate tax cost	$744,276,798

	Gross unrealized appreciation	455,998,438
	Gross unrealized depreciation	$(51,072,014)

	Net unrealized appreciation/depreciation	$404,926,424

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Security in default.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CCCP	Contingent Cash Consideration Payment

CPR	Contingent Payment Right

CVR	Contingent Value Right

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — December 31, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 91.9%
	Aerospace — 0.7%
4,200	Hexcel Corp.	$216,048

	Building and Construction — 4.0%
4,700	Armstrong Flooring Inc.†	93,577
18,800	Builders FirstSource Inc.†	206,236
7,600	EMCOR Group Inc.	537,776
9,300	MYR Group Inc.†	350,424
7,600	Napco Security Technologies Inc.†	64,600

		1,252,613

	Business Services — 7.5%
11,950	ABM Industries Inc.	488,038
7,600	Diebold Nixdorf Inc.	191,140
13,750	FTI Consulting Inc.†	619,850
4,950	KAR Auction Services Inc.	210,969
9,100	McGrath RentCorp	356,629
7,500	PFSweb Inc.†	63,750
10,400	The Brink’s Co.	429,000

		2,359,376

	Computer Software and Services — 4.8%
11,900	Bottomline Technologies Inc.†	297,738
17,000	NetScout Systems Inc.†	535,500
16,100	Progress Software Corp.	514,073
3,900	PTC Inc.†	180,453

		1,527,764

	Consumer Products — 0.3%
3,900	Hanesbrands Inc.	84,123

	Diversified Industrial — 1.7%
4,250	Barnes Group Inc.	201,535
12,360	Columbus McKinnon Corp.	334,214

		535,749

	Electronics — 3.4%
6,700	FARO Technologies Inc.†	241,200
6,500	Plantronics Inc.	355,940
8,500	Stratasys Ltd.†	140,590
5,250	Vishay Intertechnology Inc.	85,050
3,400	Woodward Inc.	234,770

		1,057,550

	Energy and Utilities — 8.1%
12,400	Carrizo Oil & Gas Inc.†	463,140
21,800	Gulfport Energy Corp.†	471,752
2,100	Helmerich & Payne Inc.	162,540
17,500	Matador Resources Co.†	450,800
23,900	Newpark Resources Inc.†	179,250
30,500	Patterson-UTI Energy Inc.	821,060

		2,548,542

	Equipment and Supplies — 2.9%
7,800	CIRCOR International Inc.	506,064
7,600	Crown Holdings Inc.†	399,532

		905,596

	Financial Services — 27.1%
11,200	BankUnited Inc.	422,128
19,698	Beneficial Bancorp Inc.	362,443
5,000	Berkshire Hills Bancorp Inc.	184,250
7,050	Brown & Brown Inc.	316,263
21,900	CoBiz Financial Inc.	369,891
2,700	Columbia Banking System Inc.	120,636
5,100	Equity Commonwealth†	154,224
2,700	Financial Institutions Inc.	92,340
8,700	Flushing Financial Corp.	255,693
7,900	Glacier Bancorp Inc.	286,217
17,100	Heritage Commerce Corp.	246,753
8,350	Hope Bancorp Inc.	182,781

Shares		Market Value

44,250	Investors Bancorp Inc.	$617,287
14,900	Kearny Financial Corp./MD	231,695
19,800	LegacyTexas Financial Group Inc.	852,588
4,300	Oaktree Capital Group LLC	161,250
3,250	OceanFirst Financial Corp.	97,598
20,150	OFG Bancorp	263,965
2,500	Opus Bank	75,125
7,000	Oritani Financial Corp.	131,250
5,700	Paramount Group Inc.	91,143
4,300	Parkway Inc.†	95,675
8,900	Southwest Bancorp Inc.	258,100
9,600	State Bank Financial Corp.	257,856
20,906	Sterling Bancorp.	489,200
5,500	Stifel Financial Corp.†	274,725
3,000	Stonegate Bank	125,190
10,000	TrustCo Bank Corp NY	87,500
14,250	Umpqua Holdings Corp.	267,615
22,500	United Financial Bancorp Inc.	408,600
8,900	Washington Federal Inc.	305,715
4,000	Washington Trust Bancorp Inc.	224,200
5,800	Waterstone Financial Inc.	106,720
4,312	Xenith Bankshares Inc.†	121,598

		8,538,214

	Health Care — 4.7%
6,350	AngioDynamics Inc.†	107,125
8,000	Electromed Inc.†	31,040
1,600	ICU Medical Inc.†	235,760
10,300	Myriad Genetics Inc.†	171,701
5,550	Omnicell Inc.†	188,145
12,450	Patterson Companies Inc.	510,824
3,500	STERIS plc	235,865

		1,480,460

	Machinery — 0.2%
3,300	Briggs & Stratton Corp.	73,458

	Retail — 7.6%
25,650	American Eagle Outfitters Inc.	389,111
13,150	Ethan Allen Interiors Inc.	484,577
10,300	Haverty Furniture Companies Inc.	244,110
4,200	RH†	128,940
22,400	Rush Enterprises Inc., Cl. A†	714,560
1,800	The Habit Restaurants Inc., Cl. A†	31,050
8,600	United Natural Foods Inc.†	410,392

		2,402,740

	Semiconductors — 13.6%
11,400	Cabot Microelectronics Corp.	720,138
52,100	Cypress Semiconductor Corp.	596,024
26,600	Electro Scientific Industries Inc.†	157,472
47,400	Entegris Inc.†	848,460
34,300	FormFactor Inc.†	384,160
28,300	Marvell Technology Group Ltd.	392,521
48,600	ON Semiconductor Corp.†	620,136
13,200	Ultratech Inc.†	316,536
8,412	Versum Materials Inc.†	236,125

		4,271,572

	Specialty Chemicals — 1.7%
16,100	A. Schulman Inc.	538,545

	Telecommunications — 3.6%
113,200	Extreme Networks Inc.†	569,396
29,800	Infinera Corp.†	253,002
20,300	Ixia†	326,830

		1,149,228

	TOTAL COMMON STOCKS	28,941,578

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 8.1%
$2,556,000	U.S. Treasury Bills,
	0.355% to 0.617%††,
	02/02/17 to 06/08/17	$2,553,479

	TOTAL INVESTMENTS — 100.0%
	(Cost $22,806,817)	$31,495,057

	Aggregate tax cost	$22,941,844

	Gross unrealized appreciation	$9,193,345
	Gross unrealized depreciation	(640,132)

	Net unrealized appreciation/depreciation	$8,553,213

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments — December 31, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 94.9%
	CONSUMER DISCRETIONARY — 19.1%
	Consumer Durables — 1.4%
1,788	Toll Brothers Inc.†	$55,428

	Consumer Services — 3.3%
1,218	Hyatt Hotels Corp., Cl. A†	67,307
1,454	Norwegian Cruise Line Holdings Ltd.†	61,839

		129,146

	Media — 6.9%
2,810	Discovery Communications Inc., Cl. C†	75,252
655	Liberty Broadband Corp., Cl. C†	48,516
1,640	Liberty Global plc, Cl. C†	48,708
1,102	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	37,380
2,852	Manchester United plc, Cl. A	40,641
171	Netflix Inc.†	21,170

		271,667

	Retailing — 7.5%
382	Burlington Stores Inc.†	32,375
1,391	Ethan Allen Interiors Inc.	51,258
2,526	Hanesbrands Inc.	54,486
216	O’Reilly Automotive Inc.†	60,137
1,358	United Natural Foods Inc.†	64,804
1,020	Urban Outfitters Inc.†	29,050

		292,110

	TOTAL CONSUMER DISCRETIONARY	748,351

	INDUSTRIALS — 16.8%
	Capital Goods — 11.9%
155	Cummins Inc.	21,184
363	EnerSys	28,350
1,322	Fortune Brands Home & Security Inc.	70,674
1,560	Hexcel Corp.	80,246
953	MSC Industrial Direct Co. Inc., Cl. A	88,048
269	Orbital ATK Inc.	23,599
3,048	Quanta Services Inc.†	106,223
2,452	Rexnord Corp.†	48,035

		466,359

	Commercial and Professional Services — 4.9%
594	Bright Horizons Family Solutions Inc.†	41,592
1,845	IHS Markit Ltd.†	65,331
2,000	Nielsen Holdings plc	83,900

		190,823

	TOTAL INDUSTRIALS	657,182

	INFORMATION TECHNOLOGY — 16.2%
	Software and Services — 14.2%
1,138	Activision Blizzard Inc.	41,093
2,504	Cornerstone OnDemand Inc.†	105,944
232	Equinix Inc.	82,844
4,189	Fortinet Inc.†	126,173
473	MercadoLibre Inc.	73,854
1,605	Mobileye NV†	61,183
1,221	Splunk Inc.†	62,454

		553,545

	Technology Hardware and Equipment — 2.0%
536	MACOM Technology Solutions Holdings Inc.†	24,806
997	Synaptics Inc.†	53,419

		78,225

	TOTAL INFORMATION TECHNOLOGY	631,770

	FINANCIALS — 15.8%
	Banks — 5.1%
2,322	BankUnited Inc.	87,516
163	SVB Financial Group†	27,981

Shares		Market Value

1,951	Zions Bancorporation	$83,971

		199,468

	Diversified Financials — 3.1%
290	Affiliated Managers Group Inc.†	42,137
1,913	Invesco Ltd.	58,040
2,030	WisdomTree Investments Inc.	22,614

		122,791

	Insurance — 1.8%
520	Chubb Ltd.	68,702

	Real Estate — 5.8%
731	American Tower Corp.	77,252
2,944	CBRE Group Inc., Cl. A†	92,707
1,447	Gaming and Leisure Properties Inc.	44,307
102	SL Green Realty Corp.	10,970

		225,236

	TOTAL FINANCIALS	616,197

	HEALTH CARE — 14.7%
	Health Care Equipment and Services — 6.6%
1,247	Diplomat Pharmacy Inc.†	15,712
1,080	Insulet Corp.†	40,694
591	Laboratory Corp. of America Holdings†	75,873
558	Universal Health Services Inc., Cl. B	59,360
1,492	Zeltiq Aesthetics Inc.†	64,932

		256,571

	Pharmaceuticals, Biotechnology, and Life Sciences — 8.1%
461	Alexion Pharmaceuticals Inc.†	56,403
4,694	Exact Sciences Corp.†	62,712
293	Illumina Inc.†	37,516
717	Incyte Corp. Ltd.†	71,894
106	Mettler-Toledo International Inc.†	44,367
624	Vertex Pharmaceuticals Inc.†	45,970

		318,862

	TOTAL HEALTH CARE	575,433

	ENERGY — 7.9%
	Energy — 7.9%
626	Cimarex Energy Co.	85,073
1,322	Fortis Inc.	40,823
1,571	Gulfport Energy Corp.†	33,996
583	Pioneer Natural Resources Co.	104,981
1,320	Range Resources Corp.	45,355

	TOTAL ENERGY	310,228

	CONSUMER STAPLES — 2.6%
	Food and Beverage — 2.6%
1,633	Coca-Cola European Partners plc	51,276
725	Mead Johnson Nutrition Co.	51,301

	TOTAL CONSUMER STAPLES	102,577

	MATERIALS — 1.8%
	Materials — 1.8%
613	Ecolab Inc.	71,856

	TOTAL COMMON STOCKS	$3,713,594

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 5.1%
$ 200,000	U.S. Treasury Bills,
	0.617%††, 06/08/17	$199,467

	TOTAL INVESTMENTS — 100.0%
	(Cost $3,621,589)	$3,913,061

Market Value

Aggregate tax cost	$$3,625,149

Gross unrealized appreciation	$562,618
Gross unrealized depreciation	(274,706)

Net unrealized appreciation/depreciation	$287,912

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Convertible Securities Fund

Schedule of Investments — December 31, 2016 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS — 78.9%
	Aerospace and Defense — 2.8%
$200,000	Aerojet Rocketdyne Holdings Inc.
	2.250%, 12/15/23(a)	$195,750

	Building and Construction — 3.1%
200,000	Dycom Industries Inc.
	0.750%, 09/15/21	219,250

	Cable and Satellite — 3.3%
200,000	DISH Network Corp.
	3.375%, 08/15/26(a)	228,625

	Communications Equipment — 3.9%
200,000	InterDigital Inc.
	1.500%, 03/01/20	271,375

	Computer Software and Services — 14.4%
200,000	CSG Systems International Inc.
	4.250%, 03/15/36(a)	224,125
200,000	EnerNOC Inc.
	2.250%, 08/15/19	160,000
200,000	MercadoLibre Inc.
	2.250%, 07/01/19	276,125
200,000	Proofpoint Inc.
	0.750%, 06/15/20	226,875
75,000	The Priceline Group Inc.
	1.000%, 03/15/18	118,453

		1,005,578

	Consumer Services — 6.9%
200,000	Carriage Services Inc.
	2.750%, 03/15/21	269,875
200,000	Extra Space Storage LP
	3.125%, 10/01/35(a)	213,750

		483,625

	Energy and Energy Services — 1.8%
200,000	Cheniere Energy Inc.
	4.250%, 03/15/45	122,125

	Energy and Utilities: Alternative Energy — 2.5%
200,000	Clean Energy Fuels Corp.
	5.250%, 10/01/18(a)	172,000

	Energy and Utilities: Integrated — 2.1%
200,000	SunPower Corp.
	4.000%, 01/15/23	143,625

	Energy and Utilities: Oil — 3.1%
200,000	Chesapeake Energy Corp.
	5.500%, 09/15/26(a)	217,500

	Entertainment — 2.7%
190,000	World Wrestling Entertainment Inc.
	3.375%, 12/15/23(a)	186,437

	Health Care — 15.0%
200,000	Array BioPharma Inc.
	3.000%, 06/01/20	280,625
150,000	NuVasive Inc.
	2.250%, 03/15/21(a)	191,156
200,000	Quidel Corp.
	3.250%, 12/15/20	198,000
200,000	The Medicines Co.
	2.750%, 07/15/23(a)	193,375
200,000	Vitamin Shoppe Inc.
	2.250%, 12/01/20	185,375

		1,048,531

	Real Estate Investment Trusts — 2.9%
200,000	IAS Operating Partnership LP
	5.000%, 03/15/18(a)	200,500

Principal Amount		Market Value

	Semiconductors — 11.5%
$200,000	Cypress Semiconductor Corp.
	4.500%, 01/15/22(a)	$225,875
200,000	Inphi Corp.
	1.125%, 12/01/20	259,375
100,000	Knowles Corp.
	3.250%, 11/01/21(a)	116,500
200,000	Micron Technology Inc.
	3.000%, 11/15/43	199,625

		801,375

	Transportation — 2.9%
200,000	Atlas Air Worldwide Holdings Inc.
	2.250%, 06/01/22	203,500

	TOTAL CONVERTIBLE CORPORATE BONDS	5,499,796

Shares

	CONVERTIBLE PREFERRED STOCKS — 3.2%
	Agriculture — 1.5%
1,000	Bunge Ltd.
	4.875%	102,110

	Real Estate Investment Trusts — 1.7%
2,000	Welltower Inc.
	6.500%, Ser. I	120,360

	TOTAL CONVERTIBLE PREFERRED STOCKS	222,470

	MANDATORY CONVERTIBLE SECURITIES (b) — 16.8%
	Commercial Services and Supplies — 1.8%
2,000	Stericycle Inc.,
	5.250%, 09/15/18	126,540

	Computer Software and Services — 3.1%
2,000	Alibaba - Mandatory Exchange Trust,
	5.750%, 06/03/19 (a)	218,750

	Energy and Utilities: Integrated — 2.9%
3,800	DTE Energy Co.,
	6.500%, 10/01/19	201,400

	Health Care — 4.0%
200	Allergan plc, Ser. A
	5.500%, 03/01/18	152,492
200	Teva Pharmaceutical Industries Ltd.,
	7.000%, 12/15/18	129,000

		281,492

	Industrials — 3.0%
4,200	Rexnord Corp.,
	5.750%, 11/15/19	205,800

	Telecommunications — 2.0%
2,000	Frontier Communications Corp., Ser. A
	11.125%, 06/29/18	142,160

	TOTAL MANDATORY
	CONVERTIBLE SECURITIES (b)	$1,176,142

See accompanying notes to schedule of investments.

TETON Convertible Securities Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 1.1%
$75,000	U.S. Treasury Bills,
	0.400%†,
	01/12/17	$74,993

	TOTAL INVESTMENTS — 100.0%
	(Cost $6,972,348)	$6,973,401

	Aggregate tax cost	$6,972,348

	Gross unrealized appreciation	$215,010
	Gross unrealized depreciation	(213,957)

	Net unrealized appreciation/depreciation	$1,053

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the market value of Rule 144A securities amounted to $2,584,343 or 37.06% of total investments.

(b)	Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Equity Fund

Schedule of Investments — December 31, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.0%
	Aerospace — 4.2%
7,500	General Dynamics Corp.	$1,294,950
8,800	The Boeing Co.	1,369,984

		2,664,934

	Banking — 11.9%
99,375	Bank of America Corp.	2,196,187
14,000	BB&T Corp.	658,280
26,204	JPMorgan Chase & Co.	2,261,143
42,350	Wells Fargo & Co.	2,333,909

		7,449,519

	Business Services — 4.0%
35,425	Booz Allen Hamilton Holding Corp.	1,277,780
6,500	FedEx Corp.	1,210,300

		2,488,080

	Cable and Satellite — 2.0%
18,100	Comcast Corp., Cl. A	1,249,805

	Computer Software and Services — 4.2%
23,700	Microsoft Corp.	1,472,718
30,600	Oracle Corp.	1,176,570

		2,649,288

	Consumer Products — 3.6%
17,000	Colgate-Palmolive Co.	1,112,480
21,950	VF Corp.	1,171,033

		2,283,513

	Diversified Industrial — 2.1%
11,100	Honeywell International Inc.	1,285,935

	Electronics — 2.1%
18,000	Texas Instruments Inc.	1,313,460

	Energy and Energy Services — 4.0%
14,600	EOG Resources Inc.	1,476,060
12,578	Schlumberger Ltd.	1,055,923

		2,531,983

	Energy: Integrated — 4.1%
10,700	NextEra Energy Inc.	1,278,222
22,200	WEC Energy Group Inc.	1,302,030

		2,580,252

	Energy: Natural Gas — 1.0%
9,400	EQT Corp.	614,760

	Energy: Oil — 4.9%
12,000	Chevron Corp.	1,412,400
18,100	Exxon Mobil Corp.	1,633,706

		3,046,106

	Financial Services — 12.7%
5,600	Alliance Data Systems Corp.	1,279,600
21,000	American International Group Inc.	1,371,510
9,800	Chubb Ltd.	1,294,776
24,000	Intercontinental Exchange Inc.	1,354,080
33,000	PayPal Holdings Inc.†	1,302,510
18,492	The Allstate Corp.	1,370,627

		7,973,103

Shares		Market Value

	Food and Beverage — 8.3%
14,800	Dr Pepper Snapple Group Inc.	$1,341,916
20,900	General Mills Inc.	1,290,993
13,500	McCormick & Co. Inc., Non-Voting	1,259,955
12,600	PepsiCo Inc.	1,318,338

		5,211,202

	Health Care — 11.1%
41,000	Abbott Laboratories	1,574,810
9,850	Aetna Inc.	1,221,499
7,100	Becton, Dickinson and Co.	1,175,405
8,900	Cigna Corp.	1,187,171
15,800	Johnson & Johnson	1,820,318

		6,979,203

	Real Estate Investment Trusts — 2.0%
5,625	Public Storage	1,257,187

	Retail — 6.6%
15,900	CVS Health Corp.	1,254,669
5,900	Simon Property Group Inc.	1,048,253
13,900	The Home Depot Inc.	1,863,712

		4,166,634

	Semiconductors — 1.0%
5,975	Lam Research Corp.	631,737

	Specialty Chemicals — 2.0%
4,750	The Sherwin-Williams Co.	1,276,515

	Telecommunications — 5.1%
21,450	Amdocs Ltd.	1,249,463
46,025	AT&T Inc.	1,957,443

		3,206,906

	Transportation — 2.1%
12,600	Union Pacific Corp.	1,306,368

	TOTAL COMMON STOCKS	62,166,490

	SHORT TERM INVESTMENT — 1.0%
	Mutual Fund — 1.0%
614,295	Dreyfus Treasury Securities Cash Management, 0.310%*	614,294

	TOTAL INVESTMENTS — 100.0%
	(Cost $51,742,457)	$62,780,784

	Aggregate tax cost	$51,742,457

	Gross unrealized appreciation	$12,018,804
	Gross unrealized depreciation	(980,477)

	Net unrealized appreciation/depreciation	$11,038,327

*	Current yield.

†	Non-income producing security.

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments — December 31, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 63.9%
	Aerospace — 2.7%
5,225	General Dynamics Corp.	$902,149
6,200	The Boeing Co.	965,216

		1,867,365

	Banking — 6.8%
60,600	Bank of America Corp.	1,339,260
9,900	BB&T Corp.	465,498
15,996	JPMorgan Chase & Co.	1,380,295
26,900	Wells Fargo & Co.	1,482,459

		4,667,512

	Business Services — 2.6%
24,900	Booz Allen Hamilton Holding Corp.	898,143
4,675	FedEx Corp.	870,485

		1,768,628

	Cable and Satellite — 1.3%
12,975	Comcast Corp., Cl. A	895,924

	Computer Software and Services — 2.7%
15,300	Microsoft Corp.	950,742
22,200	Oracle Corp.	853,590

		1,804,332

	Consumer Products — 2.6%
14,200	Colgate-Palmolive Co.	929,248
16,050	VF Corp.	856,267

		1,785,515

	Diversified Industrial — 1.3%
7,825	Honeywell International Inc.	906,526

	Electronics — 1.3%
12,200	Texas Instruments Inc.	890,234

	Energy and Energy Services — 2.6%
10,000	EOG Resources Inc.	1,011,000
9,200	Schlumberger Ltd.	772,340

		1,783,340

	Energy: Integrated — 2.7%
7,675	NextEra Energy Inc.	916,855
15,775	WEC Energy Group Inc.	925,204

		1,842,059

	Energy: Natural Gas — 0.6%
6,400	EQT Corp.	418,560

	Energy: Oil — 3.1%
8,200	Chevron Corp.	965,140
12,800	Exxon Mobil Corp.	1,155,328

		2,120,468

	Financial Services — 8.3%
3,900	Alliance Data Systems Corp.	891,150
15,900	American International Group Inc.	1,038,429
7,000	Chubb Ltd.	924,840
16,000	Intercontinental Exchange Inc.	902,720
23,800	PayPal Holdings Inc.†	939,386
13,223	The Allstate Corp.	980,089

		5,676,614

	Food and Beverage — 5.4%
10,400	Dr Pepper Snapple Group Inc.	942,968
14,825	General Mills Inc.	915,740
9,600	McCormick & Co. Inc., Non-Voting	895,968
9,000	PepsiCo Inc.	941,670

		3,696,346

	Health Care — 7.3%
29,600	Abbott Laboratories	1,136,936

Shares		Market Value
6,925	Aetna Inc.	$858,769
5,075	Becton, Dickinson and Co.	840,166
6,400	Cigna Corp.	853,696
11,500	Johnson & Johnson	1,324,915

		5,014,482

	Real Estate Investment Trusts — 1.4%
4,325	Public Storage	966,637

	Retail — 4.6%
11,950	CVS Health Corp.	942,975
4,900	Simon Property Group Inc.	870,583
9,975	The Home Depot Inc.	1,337,448

		3,151,006

	Semiconductors — 0.7%
4,100	Lam Research Corp.	433,493

	Specialty Chemicals — 1.3%
3,300	The Sherwin-Williams Co.	886,842

	Telecommunications — 3.3%
15,100	Amdocs Ltd.	879,575
32,875	AT&T Inc.	1,398,174

		2,277,749

	Transportation — 1.3%
8,700	Union Pacific Corp.	902,016

	TOTAL COMMON STOCKS	43,755,648

Principal Amount

	CORPORATE BONDS — 21.1%
	Banking — 3.9%
$ 600,000	Citigroup Inc.,
	2.500%, 07/29/19	604,487
750,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	819,819
600,000	The Goldman Sachs Group Inc., MTN,
	3.850%, 07/08/24	613,440
600,000	Wells Fargo & Co., MTN,
	3.500%, 03/08/22	617,747

		2,655,493

	Computer Hardware — 0.9%
650,000	International Business Machines Corp.,
	2.900%, 11/01/21	663,653

	Consumer Products — 1.9%
500,000	Colgate-Palmolive Co., MTN,
	2.100%, 05/01/23	484,115
800,000	Costco Wholesale Corp.,
	1.700%, 12/15/19	799,494

		1,283,609

	Diversified Industrial — 1.2%
800,000	John Deere Capital Corp., MTN,
	1.950%, 12/13/18	804,454

	Electronics — 2.2%
1,000,000	Intel Corp.,
	3.300%, 10/01/21	1,039,849
500,000	Texas Instruments Inc.,
	1.650%, 08/03/19	499,067

		1,538,916

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	Energy: Oil — 0.8%
$ 500,000	XTO Energy Inc.,
	6.500%, 12/15/18	$545,855

	Financial Services — 2.6%
600,000	Capital One Financial Corp.,
	3.750%, 04/24/24	608,768
600,000	Morgan Stanley, GMTN,
	3.700%, 10/23/24	608,170
600,000	The PNC Financial Services Group Inc., STEP,
	2.854%, 11/09/22	595,972

		1,812,910

	Health Care — 4.3%
500,000	Abbott Laboratories,
	2.550%, 03/15/22	489,028
600,000	Aetna Inc.,
	3.500%, 11/15/24	609,743
600,000	Amgen Inc.,
	3.450%, 10/01/20	622,232
600,000	CVS Health Corp.,
	3.375%, 08/12/24	602,825
600,000	GlaxoSmithKline Capital plc,
	1.500%, 05/08/17	600,917

		2,924,745

	Telecommunications — 1.8%
600,000	AT&T Inc.,
	2.300%, 03/11/19	602,620
600,000	Verizon Communications Inc.,
	3.650%, 09/14/18	620,065

		1,222,685

	Transportation — 1.5%
1,000,000	Burlington Northern Santa Fe LLC,
	5.650%, 05/01/17	1,013,533

	TOTAL CORPORATE BONDS	14,465,853

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
	Federal Home Loan Mortgage Corp. — 2.5%
600,000	1.750%, 05/30/19	605,867
1,100,000	2.375%, 01/13/22	1,118,840

		1,724,707

	Federal National Mortgage Association — 1.7%
1,100,000	2.625%, 09/06/24	1,111,802

	TOTAL U.S. GOVERNMENT AGENCY
	OBLIGATIONS	2,836,509

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 6.0%
	U.S. Treasury Inflation Indexed Notes — 1.6%
$1,013,202	2.125%, 01/15/19	$1,070,909

	U.S. Treasury Notes — 4.4%
750,000	3.375%, 11/15/19	791,441
1,000,000	2.250%, 11/15/24	994,043
500,000	2.000%, 02/15/25	486,739
800,000	1.625%, 02/15/26	747,641

		3,019,864

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,090,773

Shares

	SHORT TERM INVESTMENT — 4.8%
	Mutual Fund — 4.8%
3,293,869	Dreyfus Treasury Securities Cash Management, 0.310%*	3,305,904

	TOTAL INVESTMENTS — 100.0%
	(Cost $60,292,685)	$68,454,687

	Aggregate tax cost	$60,292,685

	Gross unrealized appreciation	$8,976,932
	Gross unrealized depreciation	(814,930)

	Net unrealized appreciation/depreciation	$8,162,002

*	Current yield.

†	Non-income producing security.

GMTN	Global Medium Term Note

MTN	Medium Term Note

STEP	Step coupon security. The rate disclosed is that in effect at December 31, 2016.

See accompanying notes to schedule of investments.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — December 31, 2016 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS — 57.4%
	Aerospace — 6.0%
$ 500,000	Northrop Grumman Corp.,
	1.750%, 06/01/18	$501,547
200,000	The Boeing Co.,
	6.000%, 03/15/19	218,472
400,000	United Technologies Corp.,
	3.100%, 06/01/22	411,443

		1,131,462

	Automotive — 5.4%
500,000	Ford Motor Credit Co. LLC,
	1.724%, 12/06/17	499,735
500,000	General Motors Co.,
	3.500%, 10/02/18	510,166

		1,009,901

	Banking — 10.3%
400,000	Citigroup Inc.,
	2.500%, 07/29/19	402,991
	2.361%, 09/01/23(a)	510,345
200,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	218,618
400,000	The Bank of New York Mellon Corp., Ser. G,
	2.200%, 05/15/19	402,547
400,000	Wells Fargo & Co.,
	2.125%, 04/22/19	401,429

		1,935,930

	Computer Hardware — 1.6%
300,000	Apple Inc.,
	1.131%, 05/03/18(a)	300,739

	Computer Software and Services — 2.2%
400,000	Oracle Corp.,
	3.625%, 07/15/23	419,598

	Consumer Products — 2.2%
400,000	CVS Health Corp.,
	1.900%, 07/20/18	401,690

	Financial Services — 11.4%
400,000	Capital One Financial Corp.,
	3.750%, 04/24/24	405,846
400,000	Morgan Stanley, MTN,
	2.282%, 10/24/23(a)	404,772
400,000	PNC Funding Corp.,
	3.300%, 03/08/22	411,502
500,000	The Goldman Sachs Group Inc., GMTN,
	2.640%, 10/28/27(a)	510,355
400,000	The Goldman Sachs Group Inc., MTN,
	3.850%, 07/08/24	408,960

		2,141,435

	Food and Beverage — 1.5%
250,000	Mondelēz International Inc.,
	5.375%, 02/10/20	271,405

	Health Care — 7.5%
500,000	Abbott Laboratories,
	2.550%, 03/15/22	489,028
400,000	Amgen Inc.,
	3.450%, 10/01/20	414,822
500,000	GlaxoSmithKline Capital plc,
	1.500%, 05/08/17	500,765

		1,404,615

Principal Amount		Market Value

	Retail — 2.5%
$ 500,000	The Home Depot, Inc.,
	2.125%, 09/15/26	$461,801

	Semiconductors — 1.9%
350,000	Intel Corp.,
	3.300%, 10/01/21	363,947

	Telecommunications — 4.9%
500,000	AT&T Inc.,
	3.900%, 03/11/24	506,336
400,000	Verizon Communications Inc.,
	3.000%, 11/01/21	403,352

		909,688

	TOTAL CORPORATE BONDS	10,752,211

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.7%
	Federal Home Loan Mortgage Corp. — 3.3%
600,000	2.375%, 01/13/22	610,276

	Federal National Mortgage Association — 8.3%
600,000	2.625%, 09/06/24	606,437
1,000,000	2.125%, 04/24/26	946,876

		1,553,313

	Government National Mortgage Association — 0.1%
5,295	6.000%, 12/15/33	6,112
16,818	5.500%, 01/15/34	18,990

		25,102

	TOTAL U.S. GOVERNMENT AGENCY
	OBLIGATIONS	2,188,691

	U.S. GOVERNMENT OBLIGATIONS — 24.3%
	U.S. Treasury Bonds — 3.4%
150,000	5.375%, 02/15/31	199,834
500,000	2.500%, 02/15/45	445,498

		645,332

	U.S. Treasury Notes — 20.9%
600,000	2.000%, 02/15/22	601,019
900,000	2.250%, 11/15/24	894,639
900,000	2.000%, 02/15/25	876,129
1,000,000	1.625%, 02/15/26	934,551
600,000	0.699%, 10/31/17(a)	600,880

		3,907,218

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,552,550

Shares

	SHORT TERM INVESTMENT — 6.6%
	Mutual Fund — 6.6%
1,227,948	Dreyfus Treasury Securities Cash Management, 0.310%*	1,227,948

	TOTAL INVESTMENTS — 100.0%
	(Cost $18,762,454)	$18,721,400

See accompanying notes to schedule of investments.

TETON Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

Market Value
Aggregate tax cost	$18,762,454

Gross unrealized appreciation	$178,644
Gross unrealized depreciation	(219,698)

Net unrealized appreciation/depreciation	$(41,054)

*	Current yield.

(a)	Variable rate security. Rate shown is the effective rate as of December 31, 2016.

GMTN	Global Medium Term Note

MTN	Medium Term Note

See accompanying notes to schedule of investments.

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited)

The Trust’s schedules of investments are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., (the “Adviser”). Investments in open-end investment companies are valued at each Underlying Fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including a Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of December 31, 2016 is as follows:

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/16
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	$2,894,780	$292,500	—	$3,187,280
Broadcasting	15,837,386	—	$26,718	15,864,104
Business Services	37,564,079	269,724	—	37,833,803
Computer Software and Services	29,847,588	405,390	—	30,252,978
Consumer Products	27,618,620	29	31	27,618,680
Consumer Services	6,498,382	92,950	—	6,591,332
Diversified Industrial	126,828,627	318,316	259,823	127,406,766
Educational Services	197,880	—	501	198,381
Electronics	44,336,913	26,087	12,754	44,375,754
Environmental Control	8,469,336	2,707	—	8,472,043
Financial Services	62,646,676	8,649,950	400,000	71,696,626
Food and Beverage	49,693,794	182,782	—	49,876,576
Health Care	82,545,648	—	640	82,546,288
Manufactured Housing and Recreational Vehicles	8,410,951	2,368,731	—	10,779,682
Real Estate	24,390,057	—	190,391	24,580,448
Specialty Chemicals	33,477,820	3,474	—	33,481,294
Telecommunications	36,320,237	11,501	—	36,331,738
Transportation	489,846	—	465	490,311
Other Industries(a)	403,628,801	—	—	403,628,801
Total Common Stocks	1,001,697,421	12,624,141	891,323	1,015,212,885
Preferred Stocks(a)	1,693,025	96,576	—	1,789,601
Convertible Preferred Stocks(a)	—	2,593,454	—	2,593,454
Rights(a)	152,000	—	156,000	308,000
Warrants(a)	1,980	53,143	0	55,123
Convertible Corporate Bonds(a)	—	—	7,000	7,000
Corporate Bonds(a)	—	36,774	—	36,774
U.S. Government Obligations	—	129,200,385	—	129,200,385
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,003,544,426	$144,604,473	$1,054,323	$1,149,203,222

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$28,941,578	—	—	$28,941,578
U.S. Government Obligations	—	$2,553,479	—	2,553,479
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$28,941,578	$2,553,479	—	$31,495,057

MID-CAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$3,713,594	—	—	$3,713,594
U.S. Government Obligations	—	$199,467	—	199,467
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,713,594	$199,467	—	$3,913,061

CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks	$1,398,612	—	—	$1,398,612
Convertible Corporate Bonds	—	$5,499,796	—	5,499,796
U.S. Government Obligations	—	74,993	—	74,993
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,398,612	$5,574,789	—	$6,973,401

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$62,166,490	—	—	$62,166,490
Short Term Investments	614,294	—	—	614,294
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$62,780,784	—	—	$62,780,784

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/16
BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$43,755,648	—	—	$43,755,648
Corporate Bonds(a)	—	$14,465,853	—	14,465,853
U.S. Government Agency Obligations	—	2,836,509	—	2,836,509
U.S. Government Obligations	—	4,090,773	—	4,090,773
Short Term Investments	3,305,904	—	—	3,305,904
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$47,061,552	$21,393,135	—	$68,454,687

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds(a)	—	$10,752,211	—	$10,752,211
U.S. Government Agency Obligations	—	2,188,691	—	2,188,691
U.S. Government Obligations	—	4,552,550	—	4,552,550
Short Term Investments	$1,227,948	—	—	1,227,948
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,227,948	$17,493,452	—	$18,721,400

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the three month period ended December 31, 2016, the Mighty Mites Fund had transfers of $888,042 or 0.08% and $6,360,858 or 0.55% of net assets as of September 30, 2015, from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 and from Level 2 to Level 1 are due to a decline or an increase in market activity, e.g., frequency of trades, respectively, which resulted in a lack of or increase in available market inputs to determine price.

The SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund did not have transfers among Level 1, Level 2, and Level 3 during the three months ended December 31, 2016. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at December 31, 2016 or September 30, 2015 for SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities,

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

if any, have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2016, the Funds did not hold any restricted securities.

Tax Information. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Mid-Cap Equity Fund

TETON Westwood Convertible Securities Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood Intermediate Bond Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

e-mail: info@tetonadv.com

Board of Trustees

ANTHONY J. COLAVITA	WERNER J. ROEDER, MD
President,	Former Medical Director,
Anthony J. Colavita, P.C.	Lawrence Hospital

JAMES P. CONN	SALVATORE J. ZIZZA
Former Chief Investment Officer,	Chairman,
Financial Security Assurance Holdings Ltd.	Zizza & Associates Corp.

Officers

BRUCE N. ALPERT	RICHARD J. WALZ
President	Chief Compliance Officer

ANDREA R. MANGO	AGNES MULLADY
Secretary	Treasurer

Investment Adviser	Distributor
Teton Advisors, Inc.	G.distributors, LLC
Custodian	Legal Counsel
The Bank of New York Mellon	Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ416QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	2/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	2/24/2017

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	2/24/2017

* Print the name and title of each signing officer under his or her signature.